INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
Carrying amount of equity investments without readily determinable fair value	3,053	2,960
Carrying amount of equity method investments	504	469
Carrying amount of long-term investments	3,557	3,429